CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed statements of comprehensive income (loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating expenses:
Sales and marketing	¥ (44,921)	$ (6,470)	¥ (87,022)	¥ (173,883)
General and administrative	(247,688)	(35,674)	(232,244)	(156,309)
Write-off of deferred offering expenses				(3,241)
Indemnity cost	(9,979)	(1,500)
Other operating income	2,732	393	6,910	17,414
Operating profit (loss)	(366,562)	(52,796)	(301,408)	149,507
Interest income	23,859	3,436	20,589	17,009
Income (loss) before income tax	(206,195)	(29,698)	(282,240)	165,036
Income tax benefit	(3,057)	(440)	(41,969)	(7,987)
Net income (loss) attributable to 500.com Limited	(202,965)	(29,232)	(323,897)	157,049
Comprehensive income (loss) attributable to 500.com Limited	(119,864)	(17,263)	(257,046)	169,194
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net Revenues		0
Operating expenses:
Sales and marketing	(402)	(58)	(330)	(214)
General and administrative	(15,934)	(2,295)	(13,160)	(11,875)
Write-off of deferred offering expenses				(3,241)
Total operating expenses	(16,336)	(2,353)	(13,490)	(15,330)
Indemnity cost	(9,979)	(1,500)
Other operating income	39	7
Operating profit (loss)	(26,276)	(3,846)	(13,490)	(15,330)
Interest income	10,269	1,479	8,703	10,920
Equity in profits (loss) of subsidiaries and VIEs	(186,958)	(26,865)	(319,110)	161,459
Income (loss) before income tax	(202,965)	(29,232)	(323,897)	157,049
Income tax benefit
Net income (loss) attributable to 500.com Limited	(202,965)	(29,232)	(323,897)	157,049
Other comprehensive income Foreign currency translation gain	82,347	11,860	66,851	12,145
Comprehensive income (loss) attributable to 500.com Limited	¥ (120,618)	$ (17,372)	¥ (257,046)	¥ 169,194